FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	$ (2,832.2)	$ (2,495.0)
Financial assets (liabilities), at fair value	(2,807.2)	(2,608.6)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(2,495.0)
Financial assets (liabilities), end	(2,832.2)
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	1.4	(2.3)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(2.3)
Total realized and unrealized losses included in income	(2.7)
Settlement	6.4
Financial assets (liabilities), end	1.4
Contingent consideration arising on business combinations
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	0.0	(3.7)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(3.7)
Total realized and unrealized losses included in income	(2.7)
Settlement	6.4
Financial assets (liabilities), end	0.0
Equity investments
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	1.4	1.4
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	1.4
Total realized and unrealized losses included in income	0.0
Settlement	0.0
Financial assets (liabilities), end	1.4
Financial liabilities at fair value through profit or loss, category | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(5.3)	7.0
Financial assets (liabilities), at fair value	(5.3)	7.0
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	7.0
Financial assets (liabilities), end	(5.3)
Financial liabilities at fair value through profit or loss, category | Contingent consideration arising on business combinations | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.0	(3.7)
Financial liabilities, at fair value	0.0	(3.7)
Financial liabilities at amortised cost | Accounts payable and accrued liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(799.3)	(696.6)
Financial liabilities, at fair value	(799.3)	(696.6)
Financial liabilities at amortised cost | Total long-term debt | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(2,800.3)	(2,658.8)
Financial liabilities, at fair value	(2,788.2)	(2,765.4)
Financial liabilities at amortised cost | Other non-current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(137.6)	(151.8)
Financial liabilities, at fair value	(125.1)	(164.5)
Financial assets at fair value through profit or loss, category | Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets	217.6	346.1
Financial assets, at fair value	217.6	346.1
Financial assets at fair value through profit or loss, category | Equity swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(11.8)	(13.0)
Financial assets (liabilities), at fair value	(11.8)	(13.0)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(13.0)
Financial assets (liabilities), end	(11.8)
Financial assets at fair value through other comprehensive income, category | Foreign currency and interest rate swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	10.5	8.2
Financial assets (liabilities), at fair value	10.5	8.2
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	8.2
Financial assets (liabilities), end	10.5
Financial assets at fair value through other comprehensive income, category | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(20.5)	8.3
Financial assets (liabilities), at fair value	(20.5)	8.3
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	8.3
Financial assets (liabilities), end	(20.5)
Financial assets at fair value through other comprehensive income, category | Equity investments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets	1.4	1.4
Financial assets, at fair value	1.4	1.4
Loans and receivables | Accounts receivable | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	555.3	501.7
Financial assets, at fair value	555.3	501.7
Loans and receivables | Investment in finance leases | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	125.7	118.7
Financial assets, at fair value	126.1	124.4
Loans and receivables | Advances to a portfolio investment | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	10.7	10.5
Financial assets, at fair value	10.7	10.5
Loans and receivables | Other assets | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	21.4	26.9
Financial assets, at fair value	$ 21.4	$ 26.9